Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	December 31, 2024	December 31, 2023

Patents	$115,051	$116,768
Less: accumulated amortization	(109,423)	(100,371)
Intangible assets, net	$5,628	$16,397

Schedule of estimated amortization

Twelve months ending December 31,	Estimated amortization expense
2025	$5,628